Variable Interest Entity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity, Primary Beneficiary, Does Not Hold Majority Voting Interest, Disclosures [Abstract]
Promissory note due	$ 3,600,000
Loss on disposal of discontinued operations	$ 3,021,724	$ 3,021,724
Due date	Dec. 31, 2023